Document and Entity Information	Apr. 13, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001375205
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Registrant Name	UR-ENERGY INC.
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-33905
Entity Address, Address Line One	10758 W Centennial Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	981-4588
Title of 12(b) Security	Common stock
Trading Symbol	URG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false